LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of right of use assets

	1 January			31 December
	2024	Additions	Disposals	2024

Cost:
Buildings	1,957,391	781,741	—	2,739,132
Furniture and fixtures	827,442	—	(4,224)	823,218
Software and rights	248,205	—	—	248,205
Vehicles	483,988	232,398	—	716,386

Total	3,517,026	1,014,139	(4,224)	4,526,941

Accumulated amortization:
Buildings	(1,526,295)	(330,184)	—	(1,856,479)
Furniture and fixtures	(560,264)	(113,489)	3,246	(670,507)
Software and rights	(210,874)	(7,080)	—	(217,954)
Vehicles	(403,097)	(79,139)	—	(482,236)

Total	(2,700,530)	(529,892)	3,246	(3,227,176)

Net book value	816,496			1,299,765

	1 January			31 December
	2023	Additions	Disposals	2023

Cost:
Buildings	1,633,493	323,898	—	1,957,391
Furniture and fixtures	823,141	11,657	(7,356)	827,442
Software and rights	246,286	1,919	—	248,205
Vehicles	454,767	29,221	—	483,988

Total	3,157,687	366,695	(7,356)	3,517,026

Accumulated amortization:
Buildings	(1,198,983)	(327,312)	—	(1,526,295)
Furniture and fixtures	(427,422)	(138,943)	6,101	(560,264)
Software and rights	(183,227)	(27,647)	—	(210,874)
Vehicles	(304,775)	(98,322)	—	(403,097)

Total	(2,114,407)	(592,224)	6,101	(2,700,530)

Net book value	1,043,280			816,496

Schedule of lease liabilities

	2024	2023

Short-term lease liabilities	409,083	223,171
Long-term lease liabilities	583,686	175,882

	992,769	399,053